Cover	Dec. 15, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 21, 2023, Onconetix (as defined below) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the SEC (as defined below). The sole purpose of this Current Report on Form 8-K/A is to amend the Original Form 8-K to (i) correct the number of Exchange Shares (as defined below) issued by Onconetix and (ii) include the number of shares of Buyer Common Stock issued and outstanding following the Closing. On December 15, 2023, in full payment for the Purchased Shares (as defined below), Onconetix issued shares (the “Exchange Shares”) consisting of: (i) 3,675,414 shares of Buyer Common Stock equal to approximately 19.9% of the total issued and outstanding Buyer Common Stock and (ii) 2,696,729 shares of Series B Convertible Preferred Stock convertible into 269,672,900 shares of Buyer Common Stock, as opposed to the number of Exchange Shares reflected in the Original Form 8-K. Following the Closing, 22,061,746 shares of Buyer Common Stock were issued and outstanding. Except as described above, all other information in the Original Form 8-K remains unchanged.
Document Period End Date	Dec. 15, 2023
Entity File Number	001-41294
Entity Registrant Name	Onconetix, Inc.
Entity Central Index Key	0001782107
Entity Tax Identification Number	83-2262816
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 E. Fifth Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	620-4101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	BWV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false